UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07412

Exact name of registrant as specified in charter:	Delaware Investments Arizona
Municipal Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Investments Arizona Municipal Income Fund, Inc.

June 30, 2007

	Principal
	Amount	Value
Municipal Bonds– 154.75%
Education Revenue Bonds – 15.39%
Arizona State University Certificates of Participation (Research Infrastructure Project) 5.00% 9/1/30 (AMBAC)	$1,000,000	$1,028,750
Arizona Student Loan Acquisition Authority Revenue Refunding Series A-1 5.90% 5/1/24 (AMT)	1,500,000	1,574,355
Glendale Industrial Development Authority Revenue Refunding (Midwestern University) 5.00% 5/15/31	350,000	356,615
Northern Arizona University Certificates of Participation (Northern Arizona University Research Project)
5.00% 9/1/30 (AMBAC)	1,000,000	1,032,090
Pima County Industrial Development Authority (Tucson Day School Project) 5.00% 6/1/37	500,000	491,220
South Campus Group Student Housing Revenue (Arizona State University South Campus Project)
5.625% 9/1/35 (MBIA)	1,000,000	1,073,900
University of Puerto Rico Revenue Series Q 5.00% 6/1/36 (MBIA)	1,000,000	1,017,610
		6,574,540
Electric Revenue Bonds – 13.29%
Salt River Project Agricultural Improvement & Power District Electric System Revenue
(Salt River Project)
Series A 5.00% 1/1/31	1,765,000	1,806,742
Series A 5.00% 1/1/37	2,500,000	2,588,425
Series B 5.00% 1/1/25	1,250,000	1,285,088
		5,680,255
Escrowed to Maturity – 6.16%
Puerto Rico Commonwealth Infrastructure Financing Authority Series A 5.50% 10/1/40	2,500,000	2,632,475
		2,632,475
Health Care Revenue Bonds – 20.26%
Glendale Industrial Development Authority Hospital Refunding (John C. Lincoln Health) 5.00% 12/1/42	1,500,000	1,477,650
Maricopa County Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West) Series A	750,000	769,665
5.25% 7/1/32
5.50% 7/1/26	430,000	444,758
(Mayo Clinic) 5.00% 11/15/36	750,000	759,885
Show Low Industrial Development Authority Hospital Revenue (Navapache Regional Medical Center) Series A
5.50% 12/1/17 (ACA)	1,600,000	1,633,360
University Medical Center Corporation Arizona Hospital Revenue
5.00% 7/1/33	1,000,000	999,270
5.00% 7/1/35	500,000	498,130
Yavapai County Industrial Development Authority Revenue (Yavapai Regional Medical Center) Series A
5.25% 8/1/21 (RADIAN)	2,000,000	2,073,100
		8,655,818
Housing Revenue Bonds – 2.10%
Phoenix Industrial Development Authority Single Family Statewide Revenue
Series A 5.35% 6/1/20 (GNMA) (FNMA) (FHLMC) (AMT)	465,000	468,138
Series C 5.30% 4/1/20 (GNMA) (FNMA) (FHLMC) (AMT)	370,000	372,420
Pima County Industrial Development Authority Single Family Housing Revenue
Series A-1 6.125% 11/1/33 (GNMA) (FNMA) (FHLMC) (AMT)	55,000	55,503
		896,061
Lease Revenue Bonds – 6.41%
Arizona Game & Fishing Department & Commission Beneficial Interest Certificates
(AGF Administration Building Project) 5.00% 7/1/26	640,000	655,616
Coconino County Unified School District #8 (Page Impact Aid Revenue Project of 2004) Series A
5.00% 7/1/15 (MBIA)	1,000,000	1,056,500
Nogales Development Authority Municipal Facilities Revenue 5.00% 6/1/30 (AMBAC)	500,000	515,645
Prescott Valley Municipal Property Corporation 5.00% 1/1/27 (FGIC)	500,000	512,195
		2,739,956
Local General Obligation Bonds – 19.71%
Flagstaff Aspen Place Sawmill Improvement District 5.00% 1/1/32	385,000	385,177
«Gila County Unified School District #10 (Payson School Improvement Project of 2006) Series A
1.00% 7/1/27 (AMBAC)	500,000	479,495
Marana Tangerine Farm Road Improvement District Revenue 4.60% 1/1/26	1,000,000	957,200

Maricopa County Elementary School District #38 Refunding (Madison Elementary) 5.00% 7/1/13 (FSA)	1,250,000	1,316,488
Maricopa County School District #6
(Washington Elementary) Refunding Series A 5.375% 7/1/13 (FSA)	3,000,000	3,220,770
(Washington Elementary School Improvement Project of 2001) Series B 5.00% 7/1/17 (FSA)	1,000,000	1,068,180
Queen Creek Improvement District #1 5.00% 1/1/32	1,000,000	994,400
		8,421,710
§Pre-Refunded Bonds – 40.48%
Arizona School Facilities Board Certificates of Participation Series B 5.25% 9/1/19-14 (FSA)	1,000,000	1,075,600
Arizona School Facilities Board Revenue (State School Improvement) Series 2001 5.00% 7/1/19-11	2,000,000	2,077,460
Arizona ransportation Board Highway Revenue 5.75% 7/1/18-09	2,350,000	2,436,527
Arizona Water Infrastructure Finance Authority Revenue (Water Quality) Series A 5.05% 10/1/20-11	1,500,000	1,563,660
Oro Valley Municipal Property Corporation Excise Tax 5.00% 7/1/20-11 (FGIC)	1,000,000	1,047,290
Phoenix Civic Improvement Corporation Excise Tax Senior Lien (Municipal Courthouse Project) Series A
5.25% 7/1/24-09	1,000,000	1,036,530
Puerto Rico Commonwealth Public Improvement Revenue Series A 5.125% 7/1/31-11	250,000	261,585
Puerto Rico Highway & Transportation Authority Transportation Refunding Series D 5.00% 7/1/32-12 (FSA)	3,475,000	3,646,490
Scottsdale Industrial Development Authority Hospital Revenue (Scottsdale Healthcare) 5.80% 12/1/31-11	1,000,000	1,078,760
Southern Arizona Capital Facilities Finance Corporation (University of Arizona Project) 5.00% 9/1/23-12 (MBIA)	1,150,000	1,204,004
University of Arizona Certificates of Participation (University of Arizona Project) Series B 5.125% 6/1/22-12 (AMBAC)	500,000	524,320
Virgin Islands Public Finance Authority Revenue (Gross Receipts Tax Loan Note) Series A 6.125% 10/1/29-10 (ACA)	1,250,000	1,345,400
		17,297,626
Special Tax Revenue Bonds – 8.39%
Arizona Tourism & Sports Authority Tax Revenue (Multipurpose Stadium Facilities) Series A 5.00% 7/1/31 (MBIA)	1,000,000	1,024,200
Glendale Municipal Property Corporation Series A 5.00% 7/1/33 (AMBAC)	2,000,000	2,050,000
San Luis Civic Improvement Corporation Municipal Facilities Excise Tax Revenue 5.00% 7/1/38 (XLCA)	500,000	512,760
		3,586,960
Transportation Revenue Bonds – 16.93%
Phoenix Civic Improvement Corporation Airport Revenue Series B 5.25% 7/1/27 (FGIC) (AMT)	2,000,000	2,057,980
Puerto Rico Commonwealth Highway & Transportation Authority Refunding Series D 5.00% 7/1/32 (FSA)	5,025,000	5,173,891
		7,231,871
Water & Sewer Revenue Bonds – 5.63%
Phoenix Civic Improvement Corporation Wastewater Systems Revenue Junior Lien
5.00% 7/1/24 (FGIC)	1,590,000	1,632,898
5.00% 7/1/26 (FGIC)	750,000	771,038
		2,403,936
Total Municipal Bonds (cost $64,438,096)		66,121,208

•Short-Term Investment– 1.17%
Variable Rate Demand Note – 1.17%
Coconino County Industrial Development Authority Revenue (Scuff Steel Project) 3.83% 3/1/27
(LOC Wells Fargo Bank NA) (AMT)	500,000	500,000
Total Short-Term Investment (cost $500,000)		500,000

Total Value of Securities – 155.92%
(cost $64,938,096)		66,621,208
Receivables and Other Assets Net of Liabilities (See Notes) – 2.59%		1,106,958
Liquidation Value of Preferred Stock – (58.51%)		(25,000,000)
Net Assets Applicable to 2,982,200 Shares Outstanding – 100.00%		$ 42,728,166

Summary of Abbreviations:
ACA – Insured by American Capital Access
AMBAC – Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FHLMC – Insured by the Federal Home Loan Mortgage Corporation
FNMA – Insured by Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
LOC – Letter of Credit
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
XLCA – Insured by XL Capital Assurance

«Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2007.
§ Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 4 in "Notes."
•Variable rate security. The rate shown is the rate as of June 30, 2007.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Investments Arizona Municipal Income Fund, Inc. (the “Fund”).

Security Valuation – Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$64,942,056
Aggregate unrealized appreciation	$ 2,037,804
Aggregate unrealized depreciation	(358,652)
Net unrealized appreciation	$ 1,679,152

3. Inverse Floaters
The Fund may participate in inverse floater programs where the fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund’s exposure to a specific segment of the yield curve. There were no inverse floaters for the period ended June 30, 2007.

Previously, the Fund treated these transactions as a sale of the bonds and as a purchase of the inverse floating rate securities. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (FAS 140), the transfer of the bonds is not considered a sale, but rather a form of financing for accounting purposes.

4. Credit and Market Risk
The Fund uses leverage in the form of preferred shares. Leveraging may result in a higher degree of volatility because the Fund’s net asset value could be more sensitive to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Directors has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At June 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: